Fixed Assets, Net (Details) $ in Thousands		6 Months Ended	12 Months Ended
	May 12, 2020 USD ($)	Jun. 30, 2020 USD ($) item	Dec. 31, 2020 USD ($) item $ / T	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Fixed Assets, Net
Impairment loss					$ 210,715
Carrying value			$ 2,479,937	$ 2,389,874	2,480,329	$ 2,795,971
Instalments due by period ended:
December 31, 2021			30,916
December 31, 2022			30,915
December 31, 2023			30,915
Until May 2024			46,249
Total leaseback instalments			138,995
Less: Imputed interest			(15,605)
Total leaseback obligation			123,390
Less: Deferred finance costs, net			(3,290)
Less: Current leaseback obligation			(24,515)	(16,342)
Leaseback obligation, net of current portion			95,585	121,872
Property, Plant and Equipment, Additions			191,594	6,050	2,830
Citibank $114 mil. Facility
Fixed Assets, Net
Credit facility			114,000
Citibank $123.9 mil. Facility
Fixed Assets, Net
Credit facility			$ 123,900
Niledutch Lion
Fixed Assets, Net
TEU | item			8,626
Phoebe
Fixed Assets, Net
TEU | item			8,463
Charleston (ex SM Charleston)
Fixed Assets, Net
TEU | item			8,533
CPO Bremen
Fixed Assets, Net
TEU | item			9,012
CPO Hamburg
Fixed Assets, Net
TEU | item			9,012
Vessels
Fixed Assets, Net
Impairment loss			$ 0	0	$ 210,700
Number of vessels on which impairment loss is recorded | item					10
Number of vessels on which scrubbers installed | item		9
Cost of Scrubbers installed		$ 39,900
Residual value of the fleet			$ 428,200	378,200
Average life of scrap considered to calculate residual value of vessel, one			10 years
Average life of scrap considered to calculate residual value of vessel, two			5 years
Scrap value per ton (in dollars per ton) | $ / T			300
Carrying value			$ 271,300	$ 271,900
Instalments due by period ended:
Property, Plant and Equipment, Additions			$ 141,900
Hyundai Respect
Fixed Assets, Net
TEU | item			13,100
Hyundai Honour And Hyundai Respect
Fixed Assets, Net
Vessels to be refinanced	139,100
Sale and leaseback arrangement term (in years)	4 years
Repurchase price	$ 36,000		$ 52,600
Net proceeds	$ 500		$ 144,800
Loan to fair value percentage	120.00%
Minimum liquidity per vessels	$ 500